INCOME TAXES	12 Months Ended
Dec. 31, 2020
Income Taxes
INCOME TAXES

The income tax recovery balance from continuing operations consists of:

(in thousands)	2020	2019

Deferred income tax:
Origination of temporary differences	$710	$4,940
Tax benefit-previously unrecognized tax assets	1,255	1,326
Prior year over (under) provision	(1,105)	(890)
	860	5,376
Income tax recovery	$860	$5,376

The Company operates in multiple industries and jurisdictions, and the related income is subject to varying rates of taxation. The combined Canadian tax rate reflects the federal and provincial tax rates in effect in Ontario, Canada for each applicable year. A reconciliation of the combined Canadian tax rate to the Company’s effective rate of income tax is as follows:

(in thousands)	2020	2019

Loss before taxes	$(17,143)	$(23,517)
Combined Canadian tax rate	26.50%	26.50%
Income tax recovery at combined rate	4,543	6,232

Difference in tax rates	1,746	2,048
Non-deductible amounts	(2,579)	(2,675)
Non-taxable amounts	2,535	2,362
Previously unrecognized deferred tax assets (1)	1,255	1,326
Renunciation of tax attributes-flow through shares	(417)	(403)
Change in deferred tax assets not recognized	(5,960)	(2,476)
Change in tax rates, legislation	(55)	(81)
Prior year over (under) provision	(1,105)	(890)
Other	897	(67)
Income tax recovery	$860	$5,376

(1)	The Company has recognized certain previously unrecognized Canadian tax assets in 2020 and 2019 as a result of the renunciation of certain tax benefits to subscribers pursuant to its December 2019 $4,715,460 and November 2018 $5,000,000 flow-through share offerings.

The deferred income tax assets (liabilities) balance reported on the balance sheet is comprised of the temporary differences as presented below:

	At December 31	At December 31
(in thousands)	2020	2019

Deferred income tax assets:
Property, plant and equipment, net	$387	$387
Post-employment benefits	355	590
Reclamation obligations	11,709	9,561
Tax loss carry forwards	16,943	15,827
Other	7,747	8,537
Deferred income tax assets-gross	37,141	34,902
Set-off against deferred income tax liabilities	(37,141)	(34,902)
Deferred income tax assets-per balance sheet	$—	$—

Deferred income tax liabilities:
Inventory	$(757)	$(742)
Property, plant and equipment, net	(44,436)	(41,949)
Other	(1,140)	(1,135)
Deferred income tax liabilities-gross	(46,333)	(43,826)
Set-off of deferred income tax assets	37,141	34,902
Deferred income tax liabilities-per balance sheet	$(9,192)	$(8,924)

The deferred income tax liability continuity summary is as follows:

(in thousands)	2020	2019

Balance-January 1	$(8,924)	$(12,963)
Recognized in income (loss)	860	5,376
Recognized in other liabilities (flow-through shares)	(902)	(1,337)
Recognized in other comprehensive income	(226)	—
Balance-December 31	$(9,192)	$(8,924)

Management believes that it is not probable that sufficient taxable profit will be available in future years to allow the benefit of the following deferred tax assets to be utilized:

	At December 31	At December 31
(in thousands)	2020	2019

Deferred income tax assets not recognized
Property, plant and equipment	$4,744	$7,344
Tax losses – capital	66,873	66,783
Tax losses – operating	42,635	35,904
Tax credits	1,126	1,126
Other deductible temporary differences	1,441	1,571
Deferred income tax assets not recognized	$116,819	$112,728

The expiry dates of the Company’s Canadian tax losses and credits is as follows:

	Expiry	At December 31	At December 31
(in thousands)	Date	2020	2019

Tax losses - gross	2025-2040	$220,039	$192,197

Tax benefit at tax rate of 26% - 27%		59,578	51,731
Set-off against deferred tax liabilities		(16,943)	(15,827)
Total tax loss assets not recognized		42,635	35,904

Tax credits	2025-2035	1,126	1,126
Total tax credit assets not recognized		$1,126	$1,126